INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Gross operating loss carry forward	$ 21,239,598	$ 18,915,611
Increase in tax asset valuation allowance	580,894
Potential tax benefit arising from net operating loss carryforward	$ 867,065
Operating loss carry forward expiration date	Dec. 31, 2037